OTHER ACCRUED LIABILITIES - Schedule of Other Accrued Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement indemnities	€ 2,665	€ 2,444
Provision for warranty costs	368	370	€ 547
Accruals for payroll and associated taxes	734	738
Conditional government advances	1,097	1,071
Value added tax payable	420	557
Advances received from customers	551
Provision for Asset Retirement Obligation (Japan)	113	117
Others	477	323
Total	6,494	5,676
Less non-current portion	(3,720)	(3,567)
Current portion	2,774	2,109
KOREA, REPUBLIC OF
Provision for employee termination indemnities	€ 69	€ 56